Goodwill And Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Abstract]
Gross carrying amount	$ 164.3	$ 163.6
Accumulated amortization	(19.0)	(10.6)
Intangible assets, net	$ 145.3	$ 153.0